DERIVATIVES AND HEDGING - Additional Information (Detail) (Overseas Customers)	12 Months Ended
Mar. 31, 2011
Overseas Customers
Entity-Wide Revenue, Major Customer [Line Items]
Percentage of Kyocera's revenues generated from overseas customers	60.00%